Long-term Debt (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Mar. 18, 2013	Sep. 28, 2001	Sep. 29, 2006
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 15,800,000			$ 15,800,000		$ 0
Debt prepayment charge	0	0	140,000
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Face amount of long-term debt								25,000,000.0
Fixed percentage rate								1.01%
Trust Capital Securities [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				100.00%
Wholly-owned subsidiary, Trust II [Member] | Trust Capital Securities [Member]
Debt Instrument [Line Items]
Face amount of long-term debt									8,000,000
Fixed percentage rate									10.00%
Ownership percentage	100.00%						100.00%
Debt repurchased and retired						8,000,000
Debt prepayment charge					140,000
Wholly-owned subsidiary, Trust III [Member] | Trust Capital Securities [Member]
Debt Instrument [Line Items]
Face amount of long-term debt										15,000,000
Fixed percentage rate										7.75%
Ownership percentage	100.00%						100.00%
Debt repurchased and retired							15,000,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 800,000						$ 800,000